Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 29, 2012 401 (K) Plans [Member]	Dec. 31, 2011 401 (K) Plans [Member]	Jan. 01, 2011 401 (K) Plans [Member]	Dec. 29, 2012 Postretirement benefits [Member]	Dec. 31, 2011 Postretirement benefits [Member]	Dec. 29, 2012 Defined Benefit Pension Plans [Member]	Dec. 29, 2011 Defined Benefit Pension Plans [Member]	Dec. 29, 2012 Nonqualified pension plans [Member]	Dec. 29, 2012 Nonqualified postretirement benefit plans [Member]	Dec. 29, 2012 Maximum [Member] Pension Plans [Member]	Dec. 29, 2012 Maximum [Member] Postretirement benefits [Member]	Dec. 29, 2012 Minimum [Member] Pension Plans [Member]	Dec. 29, 2012 Minimum [Member] Postretirement benefits [Member]	Dec. 29, 2012 Jostens [Member]	Dec. 29, 2012 Lehigh [Member] Liability [Member]	Dec. 29, 2012 Lehigh [Member] Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of aggregate benefit obligation														86.00%	14.00%
Percentage of aggregate plan assets														91.00%		9.00%
Discount rate assumption										5.39%	4.47%	4.19%	3.21%
Accumulated benefit obligation (ABO) for all defined benefit pension plans						$ 401,100,000	$ 337,100,000
Contribution to plans	$ 5,500,000	$ 5,700,000	$ 6,000,000	$ 454,000	$ 345,000			$ 2,600,000	$ 200,000